Income Taxes and Accounting for Uncertainty in Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Taxes and Accounting for Uncertainty in Income Taxes
Schedule of components of the (provision for) benefit from income taxes

	For the Years Ended December 31,
	2015	2014	2013
	(In thousands)
Current (benefit) provision:
Federal	$525,224	$342,417	$361,662
State	34,754	(26,163)	13,272
Foreign	(3,517)	6,990	13,316
Total current (benefit) provision	556,461	323,244	388,250

Deferred (benefit) provision:
Federal	(117,608)	78,420	65,955
State	10,192	14,011	5,450
Increase (decrease) in valuation allowance	(1,405)	(4,844)	—
Total deferred (benefit) provision	(108,821)	87,587	71,405
Total (benefit) provision	$447,640	$410,831	$459,655

Schedule of reconciliation of amounts computed by applying the statutory Federal tax rate to income before taxes

	For the Years Ended December 31,
	2015	2014	2013
	% of pre-tax income/(loss)
Statutory rate	35.0	35.0	35.0
State income taxes, net of federal benefit	3.3	2.0	1.0
Reversal of uncertain tax positions	(0.9)	(3.5)	—
Other, net	(0.4)	—	(0.2)
Total (benefit) provision for income taxes	37.0	33.5	35.8

Schedule of deferred tax assets and liabilities

	As of December 31,
	2015	2014
	(In thousands)
Deferred tax assets:
NOL, credit and other carryforwards	$12,193	$18,799
Accrued expenses	36,774	40,461
Stock-based compensation	15,708	21,193
Deferred revenue	27,840	31,853
Total deferred tax assets	92,515	112,306
Valuation allowance	(3,810)	(5,214)
Deferred tax asset after valuation allowance	88,705	107,092

Deferred tax liabilities:
Depreciation	(806,105)	(941,262)
FCC authorizations and other intangible amortization	(217,827)	(214,067)
Unrealized gains on available for sale investments	(7,240)	16,210
Bases difference in partnerships and cost method investments (1)	(118,977)	(125,638)
Other liabilities	(27,572)	(30,734)
Total deferred tax liabilities	(1,177,721)	(1,295,491)
Net deferred tax asset (liability)	$(1,089,016)	$(1,188,399)

(1)	Included in this line item are deferred taxes related to our cost method investments, including our cost method investments in the Tracking Stock.

Schedule of reconciliation of the beginning and ending amount of unrecognized tax benefits included in long-term deferred revenue, distribution and carriage payments and other long-term liabilities

	For the Years Ended December 31,
Unrecognized tax benefit	2015	2014	2013
	(In thousands)
Balance as of beginning of period	$207,675	$145,884	$185,669
Additions based on tax positions related to the current year	12,502	69,643	9,533
Additions based on tax positions related to prior years	14,593	58,963	66,307
Reductions based on tax positions related to prior years	(24,905)	(16,379)	—
Reductions based on tax positions related to settlements with taxing authorities	(2,648)	(42,023)	(103,311)
Reductions based on tax positions related to the lapse of the statute of limitations	(4,817)	(8,413)	(12,314)
Balance as of end of period	$202,400	$207,675	$145,884